Derivative and Hedging Instruments - Gain (Loss) on Derivatives Not Designated as Hedging Instruments (Details) (Foreign Exchange Forward Contracts [Member], USD $)
In Millions, unless otherwise specified
12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Other (Expense) Income [Member]
Derivative [Line Items]
Amount of Gain (Loss) Recognized in the Consolidated Statement of Operations	$ (1)	$ 3	$ 0
Cost of Products [Member]
Derivative [Line Items]
Amount of Gain (Loss) Recognized in the Consolidated Statement of Operations	$ (7)	$ 3	$ (1)